Note 18 - Intangible assets - Sensitivity analysis (Details) € in Millions	Dec. 31, 2017 EUR (€)
United States [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Discount Rate [Member]
Sensitivity analysis for main hypotheses US
Discount Rates Applied To Cash Flow Projections US Percentage	€ (1,159)	[1]
United States [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Sustainable Growth Rate Member [Member]
Sensitivity analysis for main hypotheses US
Discount Rates Applied To Cash Flow Projections US Percentage	661	[1]
United States [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Discount Rate [Member]
Sensitivity analysis for main hypotheses US
Discount Rates Applied To Cash Flow Projections US Percentage	1,371	[1]
United States [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Sustainable Growth Rate Member [Member]
Sensitivity analysis for main hypotheses US
Discount Rates Applied To Cash Flow Projections US Percentage	(559)	[1]
Turkey [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Discount Rate [Member]
Sensitivity analysis for main hypotheses US
Discount Rates Applied To Cash Flow Projections US Percentage	(298)
Turkey [Member] | Impact Of An Increase 50 Percent Basis Point [Member] | Sustainable Growth Rate Member [Member]
Sensitivity analysis for main hypotheses US
Discount Rates Applied To Cash Flow Projections US Percentage	214
Turkey [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Discount Rate [Member]
Sensitivity analysis for main hypotheses US
Discount Rates Applied To Cash Flow Projections US Percentage	327
Turkey [Member] | Impact Of A Decrease 50 Percent Basis Point [Member] | Sustainable Growth Rate Member [Member]
Sensitivity analysis for main hypotheses US
Discount Rates Applied To Cash Flow Projections US Percentage	€ (196)

[1]	(*) Based on historical changes, the use of 50 basis points to calculate the sensitivity analysis would be a reasonable variation with respect to th e observed variations over the last five years.